Quarterly Holdings Report
for
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund
October 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SMB-NPRT3-1225
1.9905581.103
Municipal Securities - 97.2%
	Principal Amount (a)	Value ($)
Alabama - 5.9%
Electric Utilities - 0.7%
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) Series FIRST 2023, 4% 8/1/2063 VRDN (b)(c)	100,000	100,000
Wilsonville AL Indl Dev Brd Pollutn Ctl Rev (Alabama Power & Light Proj.) 4.05% 12/1/2030 VRDN (b)(c)	100,000	100,000
		200,000
General Obligations - 2.6%
Black Belt Energy Gas District 5% 5/1/2028 (BP PLC Guaranteed)	100,000	103,796
Black Belt Energy Gas District 5.25% 12/1/2025 (Morgan Stanley Guaranteed)	5,000	5,006
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	100,000	106,609
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2026 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	50,000	50,488
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	110,000	116,747
Lower Ala Gas Dist Gas Proj Rev 4% tender 12/1/2050 (Goldman Sachs Group Inc/The Guaranteed) (b)	230,000	230,190
		612,836
Health Care - 1.3%
Health Care Auth For Bapt Hlth Ala Series 2013B, 4.61% 11/1/2042 VRDN (b)	300,000	300,000
Synthetics - 1.3%
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN 3.52% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	300,000	300,000
TOTAL ALABAMA		1,412,836
Arizona - 1.7%
Health Care - 0.7%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2027	150,000	156,381
Industrial Development - 0.2%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	50,000	50,837
Resource Recovery - 0.8%
Phoenix Ariz Indl Dev Auth Solid Waste Disp Rev (Republic Services Inc Proj.) 3.85% tender 12/1/2035 (b)(c)	200,000	200,000
TOTAL ARIZONA		407,218
California - 4.6%
General Obligations - 0.4%
California Community Choice Financing Authority Series 2025B, 5% 11/1/2028 (Pacific Life Insurance Co Guaranteed)	100,000	105,265
Resource Recovery - 2.9%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021 B, 3.85% tender 7/1/2051 (b)(c)	150,000	149,895
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021A, 3.45% tender 7/1/2041 (b)(c)	100,000	99,917
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020B, 3.85% tender 11/1/2041 (b)(c)	150,000	149,830
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2022A, 3.45% tender 10/1/2041 (b)(c)	100,000	100,000
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2024B, 3.375% tender 9/1/2050 (b)(c)	100,000	98,966
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2023, 3.8% tender 7/1/2043 (b)(c)(e)	100,000	99,887
		698,495
Transportation - 1.3%
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (c)	100,000	101,079
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2026 (c)	200,000	202,158
		303,237
TOTAL CALIFORNIA		1,106,997
Colorado - 0.6%
Health Care - 0.6%
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022B, 5% tender 5/15/2062 (b)	150,000	152,220
Connecticut - 0.6%
Education - 0.6%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (b)	150,000	149,813
Delaware - 4.1%
Electric Utilities - 4.1%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 3.41% 10/1/2028 VRDN (b)	100,000	100,000
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 4.27% 10/1/2029 VRDN (b)(c)	880,000	880,000
		980,000
TOTAL DELAWARE		980,000
Florida - 8.0%
Electric Utilities - 3.4%
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2021, 3.35% 5/1/2046 VRDN (b)(c)	800,000	800,000
General Obligations - 0.4%
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) 5% 7/1/2026 (Assured Guaranty Inc Insured)	100,000	101,469
Health Care - 1.0%
Alachua Cnty FL Hlth Fac Rev (Shands Teaching Hospital and Clinics Inc Proj.) 5% 12/1/2025	135,000	135,168
Orange Cnty FL Health Facs Auth Rev (Advent Health Proj.) 5% tender 11/15/2052 (b)	100,000	102,131
		237,299
Housing - 2.6%
Broward Cty FL Hsg Aut Hsg Rev 3.15% tender 3/1/2028 (b)	150,000	149,915
Escambia Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2024, 3.8% tender 6/1/2027 (b)	100,000	100,354
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (b)	100,000	100,284
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2023, 3.55% tender 1/1/2027 (b)	50,000	50,012
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2024, 3.4% tender 4/1/2041 (b)	100,000	100,011
Polk Cnty FL Hsg Fin Auth Multi Fam Hsg Rev (Episcopal Catholic Apts Proj.) 4.15% tender 12/1/2040 (b)	100,000	100,467
		601,043
Resource Recovery - 0.4%
Florida Dev Fin Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025A, 3.4% tender 9/1/2050 (b)(c)	100,000	100,433
Water & Sewer - 0.2%
JEA FL Wtr & Swr Sys Rev Series 2017A, 5% 10/1/2026	50,000	51,070
TOTAL FLORIDA		1,891,314
Georgia - 9.6%
Electric Utilities - 6.4%
Appling Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) 3.58% 1/1/2038 VRDN (b)	800,000	800,000
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 4% 11/1/2062 VRDN (b)(c)	400,000	400,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (b)	10,000	10,025
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (b)	100,000	101,331
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series NINTH 1994, 3.8% tender 10/1/2032 (b)	100,000	100,340
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2009, 3.875% tender 10/1/2048 (b)	90,000	90,209
		1,501,905
General Obligations - 1.9%
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	100,000	102,024
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	150,000	152,127
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	100,000	105,037
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2027 (Royal Bank of Canada Guaranteed)	100,000	102,153
		461,341
Transportation - 1.3%
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2028 (c)	300,000	316,205
TOTAL GEORGIA		2,279,451
Hawaii - 0.4%
Housing - 0.4%
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (b)	100,000	101,024
Illinois - 4.5%
General Obligations - 1.6%
Illinois St Gen. Oblig. 5% 2/1/2027	80,000	81,957
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	5,000	5,101
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2027	280,000	288,408
		375,466
Health Care - 0.4%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2028	90,000	92,429
Housing - 0.4%
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2025, 3.15% tender 2/1/2029 (b)	100,000	99,903
Resource Recovery - 1.3%
Southwestern IL Da Sld Wst Dis (Waste Management Inc Del Proj.) 3.55% 10/1/2027, LOC JPMorgan Chase Bank NA VRDN (b)(c)	300,000	300,000
Water & Sewer - 0.8%
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2026	200,000	200,688
TOTAL ILLINOIS		1,068,486
Indiana - 2.1%
Electric Utilities - 1.7%
Indiana St Dev Fin Auth Envr Rev (Duke Energy Ind Inc Proj.) 3.45% 12/1/2038 VRDN (b)(c)	400,000	400,000
Water & Sewer - 0.4%
Indiana Finance Authority (Citizens Energy Group Water Proj.) Series 2025A, 5% 10/1/2027	105,000	109,253
TOTAL INDIANA		509,253
Kansas - 0.4%
Housing - 0.4%
Shawnee Cnty KS Mf Hsg Revenue Series 2025 A, 3.75% tender 5/1/2059 (b)	100,000	100,846
Kentucky - 2.9%
General Obligations - 0.6%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 12/1/2025 (Morgan Stanley Guaranteed)	150,000	150,171
Industrial Development - 1.3%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 4.4% 7/1/2060 VRDN (b)(c)	200,000	200,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 4.4% 7/1/2060 VRDN (b)(c)	100,000	100,000
		300,000
Resource Recovery - 1.0%
Kentucky Economic Dev Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2010A, 3.8% tender 4/1/2031 (b)(c)	250,000	250,000
TOTAL KENTUCKY		700,171
Louisiana - 3.0%
Industrial Development - 3.0%
St James Parish LA Rev (Nucor Corp Proj.) 3.4% 11/1/2040 VRDN (b)	330,000	330,000
St James Parish LA Rev (Nucor Corp Proj.) 3.49% 11/1/2040 VRDN (b)	395,000	395,000
		725,000
TOTAL LOUISIANA		725,000
Maryland - 0.2%
Housing - 0.2%
Maryland Community Development Administration (MD Mhsg Rev 1997 Proj.) Series 2023 D, 3.5% 1/1/2026	50,000	50,033
Michigan - 2.7%
Education - 0.6%
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2026 (Build America Mutual Assurance Co Insured)	135,000	138,125
Electric Utilities - 0.4%
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) Series 2019, 3.35% tender 10/1/2049 (b)(c)	100,000	99,746
General Obligations - 0.1%
Coopersville Area MI Pub Schs Series 1, 4% 5/1/2026 (State of Michigan Guaranteed)	30,000	30,160
Health Care - 0.5%
Michigan St Hosp Fin Auth Rev (Ascension Health Credit Group Proj.) 4% 11/15/2026	110,000	111,377
Housing - 0.4%
Michigan State Housing Development Authority Series 2025, 2.7% tender 10/1/2043 (b)	100,000	98,424
Water & Sewer - 0.7%
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series D, 5% 7/1/2027	175,000	177,626
TOTAL MICHIGAN		655,458
Minnesota - 1.2%
General Obligations - 1.2%
Minnesota Mun Gas Agy Commodity Supply Rev 4% tender 12/1/2052 (Royal Bank of Canada Guaranteed) (b)	275,000	279,427
Mississippi - 2.5%
Industrial Development - 2.5%
Mississippi Bus Fin Corp Rev (Mississippi Power Co Proj.) Series 1999, 4.1% 12/1/2027 VRDN (b)(c)	600,000	600,000
Missouri - 0.8%
Housing - 0.8%
Saint Louis MO Indl Dev Auth (The Brewery Apts Proj.) 3.15% tender 4/1/2046 (b)	200,000	200,112
Nevada - 0.6%
Resource Recovery - 0.6%
Nevada Dpt Bus & Ind Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2001, 3.95% tender 12/1/2026 (b)(c)(e)	150,000	149,968
New Hampshire - 0.4%
Housing - 0.4%
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.85% 1/1/2027	100,000	100,524
New Jersey - 3.1%
Education - 0.8%
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2028 (Build America Mutual Assurance Co Insured)	200,000	211,958
General Obligations - 1.0%
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	100,000	101,303
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (f)	60,000	58,073
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (Ambac Assurance Corp Insured) (f)	80,000	77,432
		236,808
Housing - 1.3%
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 1, 2.9% 11/1/2026	305,000	303,496
TOTAL NEW JERSEY		752,262
New York - 10.6%
Electric Utilities - 0.4%
Long Island Pwr Auth NY Elec Series 2025B, 3% tender 9/1/2055 (b)	100,000	99,056
General Obligations - 3.1%
City of New York NY Gen. Oblig. 5% 8/1/2028	200,000	212,601
City of New York NY Gen. Oblig. Series FISCAL 2021 2, 3.9% 4/1/2042 VRDN (b)	500,000	500,000
		712,601
Housing - 1.5%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (b)	50,000	51,555
New York St Hsg Fin Agy Series 2024 A, 3.375% tender 11/1/2063 (b)	150,000	150,015
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K2, 0.9% tender 11/1/2060 (b)	165,000	164,231
		365,801
Special Tax - 0.2%
NY Payroll Mobility Tax 2% tender 5/15/2045 (b)	55,000	54,552
Synthetics - 5.4%
Liberty NY Dev Corp Rev Participating VRDN 3.57% 10/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	480,000	480,000
Metropolitan Transn Auth NY Rv Participating VRDN 3.47% 11/15/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	300,000	300,001
Metropolitan Transn Auth NY Rv Participating VRDN Series 2022 XF1321, 3.47% 11/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	100,000	100,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2023 XF1649, 3.47% 11/15/2045 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	100,000	100,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2025 XF8023, 3.34% 11/15/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	300,000	300,000
		1,280,001
TOTAL NEW YORK		2,512,011
North Carolina - 0.4%
Housing - 0.4%
Inlivian NC Multifamily Rev 3.625% tender 11/1/2058 (b)	100,000	101,021
Ohio - 0.4%
Health Care - 0.4%
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2021 C, 3.5% 1/15/2051 VRDN (b)	100,000	99,999
Oklahoma - 1.0%
Housing - 1.0%
Oklahoma Hsg Fin Agy Collateralized Rev 3.2% tender 10/1/2042 (b)	250,000	250,260
Pennsylvania - 5.5%
Health Care - 1.7%
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 D, 4.02% 9/1/2050 VRDN (b)	410,000	410,000
Resource Recovery - 3.8%
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2014, 3.65% tender 6/1/2044 (b)(c)	100,000	99,982
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 A, 3.45% tender 4/1/2034 (b)(c)	100,000	99,979
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2013, 3.85% tender 8/1/2045 (b)(c)	200,000	199,999
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2019 A, 3.875% tender 8/1/2038 (b)(c)	200,000	200,320
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (b)(c)	150,000	150,686
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A, 4% tender 6/1/2041 (b)(c)	150,000	150,148
		901,114
TOTAL PENNSYLVANIA		1,311,114
South Carolina - 1.0%
Electric Utilities - 1.0%
South Carolina St Svc Auth Rev (Santee Cooper Sys Sc Proj.) Series 2019 A, 3.43% 1/1/2036 VRDN (b)	240,000	240,000
Tennessee - 6.1%
Health Care - 5.1%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (Commonspirit Health Proj.) 3.38% 5/1/2039 VRDN (b)	1,225,000	1,225,000
Housing - 0.8%
Chattanooga Tenn Health Edl & Hsg Fac Brd Multifamily Hsg Series 2025, 2.95% tender 5/1/2044 (b)	100,000	99,748
Kingsport Tenn Indl Dev Brd Collateralized Multifamily Hsg Rev Series 2025, 2.95% tender 9/1/2029 (b)	100,000	99,715
		199,463
Industrial Development - 0.2%
Memphis Shelby Cnty TN Indl Dev Brd Exempt Facs Rev (Nucor Corp Proj.) 3.55% 9/1/2037 VRDN (b)(c)	50,000	50,000
TOTAL TENNESSEE		1,474,463
Texas - 6.8%
General Obligations - 3.1%
Clear Creek Independent School District Series 2025, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	125,000	128,616
Clear Creek Independent School District Series 2025, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	175,000	184,320
Denton Independent School District Series B1, 4% tender 8/15/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	200,000	206,646
Hutto TX Indpt Sch Dist Series 2015, 4% tender 2/1/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	200,000	206,550
		726,132
Health Care - 0.1%
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% tender 11/15/2052 (b)	15,000	15,102
Housing - 1.1%
Bexar Mgmt & Dev Corp Tex Multifamily Hsg Rev Series 2024, 3.02% tender 5/10/2045 (b)	100,000	99,914
San Antonio Tex Hsg Tr Pub Fac Multifamily Hsg Rev Series 2024, 3.45% tender 7/1/2029 (b)	150,000	150,353
		250,267
Industrial Development - 0.7%
Jewett Economic Dev Corp Tex I (Nucor Corp Proj.) 3.55% 8/1/2038 VRDN (b)(c)	165,000	165,000
Resource Recovery - 1.0%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020 B, 3.8% tender 7/1/2040 (b)(c)	250,000	249,927
Synthetics - 0.8%
Harris County Cultural Ed Facilities Fin Corp Med Facilities Rev Participating VRDN Series 2022 006, 3.52% 11/15/2046 (Liquidity Facility Barclays Bank PLC) (b)(d)	200,000	200,000
TOTAL TEXAS		1,606,428
Utah - 0.4%
Industrial Development - 0.4%
Box Elder Cnty Utah Pollution Ctl Rev (Nucor Corp Proj.) 3.8% 4/1/2028 VRDN (b)	100,000	100,000
Virginia - 0.6%
Electric Utilities - 0.6%
Chesapeake VA Economic Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) Series 2008A, 3.65% tender 2/1/2032 (b)	150,000	151,653
Washington - 2.6%
Education - 0.9%
Washington St Univ Revs Series 2025, 5% 4/1/2027	200,000	206,496
General Obligations - 0.2%
Washington State Ctfs Partn (State of Washington Proj.) Series 2016 A, 5% 7/1/2027	70,000	70,997
Health Care - 0.4%
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) 5% 8/15/2026	100,000	101,437
Housing - 1.1%
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 7/1/2027	200,000	205,471
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	50,000	50,723
		256,194
TOTAL WASHINGTON		635,124
West Virginia - 1.3%
Health Care - 0.9%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 E, 3.83% 6/1/2033 VRDN (b)	200,000	200,000
Industrial Development - 0.4%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2011A, 3.3% tender 1/1/2041 (b)(c)	100,000	100,625
TOTAL WEST VIRGINIA		300,625
Wisconsin - 0.6%
Housing - 0.6%
Wisconsin Hsg & Economic Dev Auth Multifamily Hsg Series 2024J, 5% tender 8/1/2058 (b)	150,000	151,792
TOTAL MUNICIPAL SECURITIES (Cost $23,268,528)		23,306,903

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (g)(h) (Cost $408,751)	3.44	408,669	408,751

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $23,677,279)	23,715,654
NET OTHER ASSETS (LIABILITIES) - 1.1%	262,958
NET ASSETS - 100.0%	23,978,612

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $249,855 or 1.0% of net assets.

(f)	Zero coupon bond which is issued at a discount.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	1,014,680	6,304,428	6,910,357	12,852	-	-	408,751	408,669	0.0%
Total	1,014,680	6,304,428	6,910,357	12,852	-	-	408,751

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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